Organization and nature of business (Details Textual)	1 Months Ended			1 Months Ended
	Mar. 20, 2013 USD ($)	Mar. 20, 2013 CNY	Dec. 31, 2014 USCNHK [Member]	Dec. 31, 2010 Tantech Bamboo [Member] USD ($)	Dec. 31, 2010 Tantech Bamboo [Member] CNY	Dec. 31, 2014 Tantech Bamboo [Member]	Mar. 20, 2013 Mr. Zhengyu Wang [Member] USD ($)	Mar. 20, 2013 Mr. Zhengyu Wang [Member] CNY
Noncontrolling Interest, Ownership Percentage by Parent			100.00%	95.00%	95.00%
Business Combination, Consideration Transferred				$ 18,500,000	115,520,000
Equity Method Investment, Ownership Percentage				0.00%	0.00%	5.00%
Payments to Acquire Businesses, Gross	18,500,000	115,520,000
Debt Instrument, Face Amount							$ 6,100,000	37,635,136